Income Taxes - Schedule of (benefit from) provision for income taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Deferred tax (benefit) expense:
U.S. federal					$ 465,518	$ 28,719
Income tax provision	$ 0	$ 0	$ 0	$ 17,000	$ 0	0
Gelesis
Current tax expense:
Foreign						17,000	$ (24,000)
Total current tax expense (benefit)						17,000	(24,000)
Deferred tax (benefit) expense:
Foreign							2,063,000
Total deferred tax benefit							2,063,000
Income tax provision						$ 17,000	$ 2,039,000